LEASES - Components of Lease Cost (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Lease cost:
Operating leases	$ 227	$ 159	$ 212	$ 63
Amortization of ROU assets	372	398
Interest on lease liabilities	69	60	64	91
Total finance lease cost	441	458	435	398
Total lease cost	$ 668	$ 617	$ 647	$ 461